SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 15.6%
Alternative Carriers - 0.3%
Lumen Technologies, Inc. (a)	31,063	$220,858

Broadcasting - 0.5%
Paramount Skydance Corp.	24,304	328,347

Cable & Satellite - 0.9%
Charter Communications, Inc. - Class A (a)	2,067	484,980
Sirius XM Holdings, Inc.	8,911	195,686
		680,666
Integrated Telecommunication Services - 4.2%
AT&T, Inc.	44,634	1,250,198
Comcast Corp. - Class A	22,999	712,049
Verizon Communications, Inc.	22,535	1,129,905
		3,092,152
Interactive Media & Services - 5.4%
Alphabet, Inc. - Class A	5,292	1,649,834
Alphabet, Inc. - Class C	5,277	1,643,416
Match Group, Inc.	5,916	186,945
Pinterest, Inc. - Class A (a)	10,998	188,396
Snap, Inc. - Class A (a)	49,400	257,374
		3,925,965
Movies & Entertainment - 2.7%
Roku, Inc. (a)	2,654	261,180
Walt Disney Co.	9,652	1,023,498
Warner Bros Discovery, Inc. (a)	25,518	718,842
		2,003,520
Publishing - 0.3%
News Corp. - Class A	8,360	203,065

Wireless Telecommunication Services - 1.3%
T-Mobile US, Inc.	4,392	953,459
Total Communication Services		11,408,032

Consumer Discretionary - 10.8%
Apparel Retail - 0.4%
Abercrombie & Fitch Co. - Class A (a)	1,665	162,837
Urban Outfitters, Inc. (a)	2,287	151,399
		314,236
Apparel, Accessories & Luxury Goods - 0.6%
Lululemon Athletica, Inc. (a)	1,393	257,942

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
VF Corp.	7,623	$148,038
		405,980
Automobile Manufacturers - 1.9%
Ford Motor Co.	47,911	675,066
General Motors Co.	9,018	709,807
		1,384,873
Automotive Parts & Equipment - 0.9%
Aptiv PLC (a)	2,995	220,252
Autoliv, Inc.	1,542	182,758
BorgWarner, Inc.	4,584	263,901
		666,911
Broadline Retail - 5.1%
Amazon.com, Inc. (a)	13,738	2,884,980
eBay, Inc.	5,614	510,088
Etsy, Inc. (a)	3,826	209,971
Macy's, Inc.	6,010	118,878
		3,723,917
Casinos & Gaming - 0.2%
MGM Resorts International (a)	5,040	185,774

Computer & Electronics Retail - 0.4%
Best Buy Co., Inc.	5,003	310,036

Homefurnishing Retail - 0.3%
Wayfair, Inc. - Class A (a)	3,056	233,265

Hotels, Resorts & Cruise Lines - 0.6%
Expedia Group, Inc.	1,933	416,929

Leisure Products - 0.4%
Hasbro, Inc.	2,683	267,200
Total Consumer Discretionary		7,909,121

Consumer Staples - 3.5%
Brewers - 0.3%
Molson Coors Beverage Co. - Class B	4,094	200,565

Consumer Staples Merchandise Retail - 0.8%
Target Corp.	5,529	629,145

Food Retail - 1.2%
Albertsons Cos., Inc. - Class A	13,744	246,018
Kroger Co.	6,625	452,090

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Maplebear, Inc. (a)	4,850	$181,923
		880,031
Packaged Foods & Meats - 1.2%
General Mills, Inc.	6,021	272,330
Kraft Heinz Co.	12,073	297,116
Tyson Foods, Inc. - Class A	4,300	279,457
		848,903
Total Consumer Staples		2,558,644

Energy - 0.6%
Oil & Gas Equipment & Services - 0.6%
Halliburton Co.	11,508	414,288

Financials - 6.0%
Consumer Finance - 1.6%
Ally Financial, Inc.	5,925	233,682
Capital One Financial Corp.	4,674	914,421
		1,148,103
Diversified Banks - 1.5%
US Bancorp	4,342	237,334
Wells Fargo & Co.	10,988	894,972
		1,132,306
Life & Health Insurance - 0.4%
Prudential Financial, Inc.	3,146	309,504

Property & Casualty Insurance - 0.7%
Allstate Corp.	2,468	529,435

Transaction & Payment Processing Services - 1.8%
Block, Inc. (a)	9,469	603,175
PayPal Holdings, Inc.	14,711	679,796
		1,282,971
Total Financials		4,402,319

Health Care - 17.5%
Biotechnology - 2.4%
Biogen, Inc. (a)	2,349	450,585
Exact Sciences Corp. (a)	3,671	379,508
Gilead Sciences, Inc.	5,319	792,265
PTC Therapeutics, Inc. (a)	2,115	144,222
		1,766,580
Health Care Distributors - 0.6%
Cardinal Health, Inc.	1,986	455,251

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Health Care Equipment - 3.0%
Baxter International, Inc.	14,213	$289,519
Becton Dickinson & Co.	2,875	507,380
Hologic, Inc. (a)	3,164	238,439
Masimo Corp. (a)	1,056	185,169
Medtronic PLC	9,654	942,810
		2,163,317
Health Care Services - 2.9%
CVS Health Corp.	11,272	900,633
DaVita, Inc. (a)	1,380	215,694
Guardant Health, Inc. (a)	2,461	231,088
Labcorp Holdings, Inc.	1,384	400,142
Quest Diagnostics, Inc.	1,773	375,716
		2,123,273
Life Sciences Tools & Services - 1.5%
Illumina, Inc. (a)	2,939	395,178
IQVIA Holdings, Inc. (a)	2,163	386,766
Revvity, Inc.	2,020	198,586
Waters Corp. (a)	389	124,342
		1,104,872
Managed Health Care - 1.4%
Centene Corp. (a)	9,657	433,406
Humana, Inc.	2,090	398,229
Molina Healthcare, Inc. (a)	981	151,123
		982,758
Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co.	13,486	841,122
Elanco Animal Health, Inc. (a)	12,310	324,984
Jazz Pharmaceuticals PLC (a)	1,578	299,852
Merck & Co., Inc.	9,593	1,187,805
Pfizer, Inc.	42,010	1,161,576
Viatris, Inc.	25,097	374,698
		4,190,037
Total Health Care		12,786,088

Industrials - 17.8%
Aerospace & Defense - 6.8%
Boeing Co. (a)	4,004	911,030
General Dynamics Corp.	1,683	600,915
L3Harris Technologies, Inc.	1,853	675,493
Lockheed Martin Corp.	1,196	787,064
Northrop Grumman Corp.	1,081	783,055
RTX Corp.	4,772	966,903

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Textron, Inc.	2,807	$276,910
		5,001,370
Agricultural & Farm Machinery - 0.3%
AGCO Corp.	1,863	254,299

Air Freight & Logistics - 1.0%
FedEx Corp.	1,954	756,198

Construction & Engineering - 0.7%
AECOM	3,039	297,761
Fluor Corp. (a)	3,797	198,621
		496,382
Construction Machinery & Heavy Transportation Equipment - 0.9%
Cummins, Inc.	1,121	654,518

Data Processing & Outsourced Services - 0.3%
Genpact Ltd.	4,677	185,770

Electrical Components & Equipment - 0.7%
Rockwell Automation, Inc.	899	366,297
Sunrun, Inc. (a)	10,039	133,017
		499,314
Industrial Conglomerates - 2.1%
3M Co.	3,463	572,503
Honeywell International, Inc.	4,011	977,040
		1,549,543
Industrial Machinery & Supplies & Components - 0.4%
Stanley Black & Decker, Inc.	3,444	297,872

Passenger Airlines - 2.3%
Alaska Air Group, Inc. (a)	3,313	170,951
American Airlines Group, Inc. (a)	18,681	244,161
Delta Air Lines, Inc.	6,719	441,438
Southwest Airlines Co.	6,844	337,135
United Airlines Holdings, Inc. (a)	4,579	486,748
		1,680,433
Passenger Ground Transportation - 0.3%
Lyft, Inc. - Class A (a)	13,778	190,688

Research & Consulting Services - 2.0%
Booz Allen Hamilton Holding Corp.	3,423	269,835
CACI International, Inc. - Class A (a)	545	332,543
Jacobs Solutions, Inc.	2,490	343,271

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Leidos Holdings, Inc.	2,236	$391,524
Planet Labs PBC (a)	6,743	162,776
		1,499,949
Total Industrials		13,066,336

Information Technology - 25.7% (b)
Application Software - 5.3%
Adobe, Inc. (a)	2,491	653,663
Docusign, Inc. (a)	6,260	282,138
Dropbox, Inc. - Class A (a)	9,300	232,407
Nutanix, Inc. - Class A (a)	6,236	238,714
Pegasystems, Inc.	5,345	233,737
Salesforce, Inc.	5,726	1,115,368
Trimble, Inc. (a)	3,860	258,118
Unity Software, Inc. (a)	8,651	157,708
Workday, Inc. - Class A (a)	2,818	376,936
Zoom Communications, Inc. - Class A (a)	4,100	303,154
		3,851,943
Communications Equipment - 2.8%
Ciena Corp. (a)	1,628	567,683
Cisco Systems, Inc.	15,645	1,243,152
F5, Inc. (a)	1,005	272,717
		2,083,552
Electronic Equipment & Instruments - 0.4%
Zebra Technologies Corp. - Class A (a)	1,150	257,554

Electronic Manufacturing Services - 1.1%
Jabil, Inc.	1,403	371,781
TE Connectivity PLC	2,038	469,046
		840,827
Internet Services & Infrastructure - 1.4%
Akamai Technologies, Inc. (a)	3,469	341,315
Okta, Inc. (a)	3,448	249,980
Twilio, Inc. - Class A (a)	3,313	400,740
		992,035
IT Consulting & Other Services - 4.1%
Accenture PLC - Class A	4,687	978,271
Amdocs Ltd.	2,419	168,846
Cognizant Technology Solutions Corp. - Class A	7,444	479,617
EPAM Systems, Inc. (a)	1,065	150,165
International Business Machines Corp.	4,999	1,200,810
		2,977,709
Semiconductors - 6.1%
Intel Corp. (a)	27,260	1,243,329

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Micron Technology, Inc.	2,770	$1,142,265
NXP Semiconductors NV	2,466	559,807
Qorvo, Inc. (a)	2,586	214,379
QUALCOMM, Inc.	7,720	1,099,019
Skyworks Solutions, Inc.	3,570	212,700
		4,471,499
Systems Software - 0.5%
Commvault Systems, Inc. (a)	1,281	108,988
SentinelOne, Inc. - Class A (a)	9,745	127,854
UiPath, Inc. - Class A (a)	12,730	136,593
		373,435
Technology Hardware, Storage & Peripherals - 4.0%
Dell Technologies, Inc. - Class C	6,323	936,310
Hewlett Packard Enterprise Co.	20,306	435,970
HP, Inc.	20,045	380,654
NetApp, Inc.	3,946	390,772
Western Digital Corp.	2,851	797,425
		2,941,131
Total Information Technology		18,789,685

Materials - 1.6%
Commodity Chemicals - 0.5%
Dow, Inc.	10,779	331,239

Specialty Chemicals - 1.1%
DuPont de Nemours, Inc.	5,928	296,637
Eastman Chemical Co.	2,596	196,024
PPG Industries, Inc.	2,600	320,502
		813,163
Total Materials		1,144,402

Real Estate - 0.4%
Real Estate Services - 0.4%
Jones Lang LaSalle, Inc. (a)	899	283,679
TOTAL COMMON STOCKS (Cost $62,437,375)		72,762,594

RIGHTS - 0.0% (c)
SYCAMORE PARTNERS LLC, Expires 08/28/2026, Exercise Price $3.00 (a)(d)	14,719	0
TOTAL RIGHTS (Cost $0)		0

SPARKLINE INTANGIBLE VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.60% (e)	321,148	$321,148
TOTAL MONEY MARKET FUNDS (Cost $321,148)		321,148

TOTAL INVESTMENTS - 99.9% (Cost $62,758,523)		$73,083,742
Other Assets in Excess of Liabilities - 0.1%		68,072
TOTAL NET ASSETS - 100.0%		$73,151,814

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2026.

(e)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SPARKLINE ETFs

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Sparkline Intangible Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$72,762,594	$—	$—	$72,762,594
Rights	—	—	0(a)(b)	0(a)(b)
Money Market Funds	321,148	—	—	321,148
Total Investments	$73,083,742	$—	$ 0(a)(b)	$73,083,742
(a) Amount is less than $0.50.
(b) Management has decided that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period for the respective fund.

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.